Commitments and contingencies (Tables)	9 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies

The future minimum payments for noncancelable leases with terms in excess of one year for each fiscal year are as follows (in thousands):

2022 (remaining three months)	$33
2023	134
2024	138
2025	46
2026	—
Thereafter	—
Total	$351